June 30, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE: The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the Waycross Independent Trust

Ladies and Gentlemen:

On behalf of Waycross Independent Trust (the “Trust”), a newly registered investment company pursuant to Section 8(a) of the 1940 Act, we enclose the initial registration statement on Form N-1A registering Waycross Long/Short Equity Fund (the “Successor Fund”) and Waycross Focused Equity Fund, each a new series of the Trust. The Successor Fund is being registered in order to receive the assets of the Waycross Long/Short Equity Fund, an existing series of the Ultimus Managers Trust (the “Predecessor Fund”). The Trust expects to file a Schedule 14A in late July or early August that discusses the reorganization.

If you have any questions concerning the foregoing, please contact the undersigned at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo J. Howell
On behalf of Practus, LLP

BO JAMES HOWELL ● PARTNER

6224 Turpin Hills Drive ● Cincinnati, OH 45224 ● p: 509.279.8202

Practus, LLP ● Bo.Howell@Practus.com ● Practus.com